Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Disclosure of tax rate reconciliation
Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Net income (loss) before tax	3,049	(20,759)	(63,984)
Statutory tax rate	33.33%	31.00%	28.00%
Income tax benefit / (expense) calculated at statutory tax rate	(1,016)	6,435	17,916
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	—	137	128
Research tax credit	4,500	5,021	3,961
Provision for defined benefit obligations	(359)	(20)	(117)
Share-based compensation	(902)	(1,186)	(693)
Revenue from collaboration agreements	(1,830)	(5,251)	8,824
Non-recognition of deferred tax assets related to tax losses and temporary differences	(214)	(5,136)	(15,746)
Carry-back	333	—	—
Impact linked to intra-group merger operations	—	—	(16,288)
Impact linked to the exercise of a real estate leasing option	—	—	(1,103)
Others differences	(179)	—	3,118
Income tax benefit / (expense) (a)	333	—	—
Effective tax rate	0.93%	0.00%	0%
Deffered tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	333	—	—